SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Long-term restricted cash and time deposits	$ 137	$ 203
Capitalized software development costs, net	8,370	9,706	$ 13,920	$ 11,315
Deferred commissions	2,567	2,339
Long-term deferred cost of revenue	390	127
Long-term security deposits	132	6
Noncontrolling investments accounted under ASC 321	7,186	7,046
Other	353	534
Total other assets	$ 19,135	$ 19,961